GOODWILL & INTANGIBLE ASSETS, NET:	12 Months Ended
Dec. 31, 2021
GOODWILL & INTANGIBLE ASSETS, NET:
GOODWILL & INTANGIBLE ASSETS, NET:

NOTE 8 — GOODWILL & INTANGIBLE ASSETS, NET:

Goodwill

The following table presents the changes in the carrying amount of goodwill during the year ended December 31, 2021 (U.S. dollars in thousands):

Balance as of December 31, 2020	$79,156
Goodwill from acquisition of Soomla	10,379
Goodwill from acquisition of Luna	116,307
Goodwill from acquisition of Bidalgo	33,665
Goodwill from other acquisitions	792
Balance as of December 31, 2021	$240,299

There were no changes in the carrying amount of goodwill during the years ended December 31, 2020 and 2019.

Intangible Assets

The following tables present details of our intangible assets (U.S. dollars in thousands):

	December 31
	2021
	Weighted-
	Average	Carrying
	Remaining	Amount,
	Useful Lives	Net of	Accumulated	Net Book
	in Years	Impairment	Amortization	Value
Technology	4.68	$60,400	$(12,908)	$47,492
Customer relationships	3.97	11,082	(6,085)	4,997
Domain	7.1	1,950	(218)	1,732
Total intangible assets		$73,432	$(19,211)	$54,221

	December 31
	2020
	Weighted-
	Average	Carrying
	Remaining	Amount,
	Useful Lives	Net of	Accumulated	Net Book
	in Years	Impairment	Amortization	Value
Technology	3	$13,300	$(7,991)	$5,309
Customer relationships	3	7,400	(4,625)	2,775
Total intangible assets		$20,700	$(12,616)	$8,084

Amortization expenses of intangible assets were $6,595 thousand, 2,387 thousand and $3,112 thousand for the years ended December 31, 2021, 2020 and 2019, respectively.

NOTE 8 — GOODWILL & INTANGIBLE ASSETS, NET (continued):

The following table presents the estimated future amortization of intangible assets as of December 31, 2021 (U.S. dollars in thousands):

Year ending December 31
2022	$12,376
2023	12,376
2024	10,868
2025	9,007
2026 and thereafter	9,594
$54,221